Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities (Non-current)

Other liabilities (non-current) consisted of the following as of December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Deferred tax liabilities	$3,327	$—
Capital lease obligations	254	604
Accrued rent	435	122

Total	$4,016	$726